Share-based payments - Stock Option Transactions (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Weighted average exercise price
Options outstanding, beginning balance (CAD per share) | $	$ 4.71	$ 1.63
Options granted to purchase shares (CAD per share) | $	79.59	30.09
Options exercised (CAD per share) | $	1.85	0.62
Options canceled (CAD per share) | $	10.99	3.18
Options outstanding, ending balance (CAD per share) | $	$ 15.75	$ 4.71
Number of shares
Options outstanding, beginning balance (shares) | shares	3,647,571	5,810,777
Options granted to purchase shares (shares) | shares	236,256	352,893
Options exercised (shares) | shares	(1,702,503)	(1,994,588)
Options cancelled (shares) | shares	(143,659)	(521,511)
Options outstanding, ending balance (shares) | shares	2,037,665	3,647,571